Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

Lori Buchanan Goldman

lgoldman@stradley.com

215.564.8707

July 25, 2014

Filing Desk

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Josh Samples

Re:	Bryn Mawr Bank Corporation Amendment No. 2 to S-4 Registration Statement (File No. 333-196916)

Dear Mr. Samples:

On behalf of Bryn Mawr Bank Corporation (the “Company”), we are transmitting for filing Amendment No. 2 to the Company’s Registration Statement on Form S-4.

Please contact me with any questions or to advise as to the status of this filing.

Sincerely yours,

/s/ Lori Buchanan Goldman

Lori Buchanan Goldman

Enclosures